Note 17 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Sales of goods and services:
Beijing OFY	543	1069	256
Kunlun	-	-	1,055
Mobimagic Digital Tech	496	-	-
Nanobank	693	-	-
nHorizon	133	456	543
OPay	13,819	-	-
Purchases of goods and services:
Kunlun	(2,367)	(2,207)	(5,737)
Mobimagic Digital Tech	(9,719)	-	-
Nanobank	(23,007)	-	-
nHorizon	-	-	(1,777)
Other transactions:
Qifei International Development Co. Ltd.
- Repurchase of shares	-	-	128,563
Kunlun
- Share-based payment expense (Note 5)	-	-	1,865
- Sale of shares in Star X (Note 13)	-	-	83,468
- Interest income on receivable from sale of Star X (Note 13)	-	-	1,285
Nanobank
- Contribution of subsidiaries and receivables (Note 12)	264,936	-	-
	As of December 31, 2021		As of December 31, 2022
[US$ thousands]	Receivables	Payables	Receivables	Payables
Beijing OFY	46	-	-	-
Kunlun (1)	781	(794)	57,700	(3,516)
nHorizon	734	(571)	32	(483)
OPay	589	(140)	589	(126)
Wisdom Connection III Holding	500	-	500	-
Total	2,650	(1,505)	58,821	(4,125)